Advances from Customers (Tables)	6 Months Ended
Dec. 31, 2023
Advance from Customers [Abstract]
Schedule of Advances from Customers	Advance from customers as of December 31, 2023 and June 30, 2023 consisted of the following:
	December 31, 2023	June 30, 2023
Senior care services	$1,165,184	$1,805,609
Housekeeping services	367,440	317,931
Total	$1,532,624	$2,123,540